DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits:
DEPOSITS

NOTE 8 - DEPOSITS

Deposits are summarized as follows:

	December 31,
	2011	2010
Noninterest bearing	$39,256,851	$34,172,434
Interest bearing transaction accounts	196,120,029	209,846,389
Savings	22,101,944	19,982,473
Time	157,279,459	183,481,913

	$414,758,283	$447,483,209

Included in time deposits were approximately $32,495,000 and $45,846,000 of brokered deposits for the years ended December 31, 2011 and 2010, respectively. Included in interest bearing transaction accounts were approximately $21,226,000 and $24,441,000 of brokered deposits for the years ended December 31, 2011 and 2010, respectively.

Interest expense on deposits is summarized as follows:

	Year Ended
	December 31,
	2011	2010
Interest bearing transaction accounts	$1,816,588	$2,285,206
Savings	153,271	151,622
Time	3,843,362	5,292,848

	$5,813,221	$7,729,676

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $70,493,000 and $80,811,000 at December 31, 2011 and 2010, respectively.

At December 31, 2011, the scheduled maturities of time deposits are as follows:

Year Ending December 31,	Amount
2012	$100,669,443
2013	35,691,649
2014	8,526,093
2015	6,987,657
2016	5,338,756
Thereafter	65,861

$157,279,459